Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2024